Business and Credit Concentration (Tables)	12 Months Ended
Sep. 30, 2013
Net sales
Business and Credit Concentration
Schedule of specified customers percentages accounted for

	Wholesale/US Nutrition Segment Net Sales			Total Consolidated Net Sales
	2013	2012	2011	2013	2012	2011
Customer A	21%	23%	25%	13%	14%	15%

Gross accounts receivable
Business and Credit Concentration
Schedule of specified customers percentages accounted for

	2013	2012
Customer A	12%	18%
Customer B	11%	9%